Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings
Schedule of information concerning securities sold under agreements to repurchase

	2022	2021

	(Dollars in thousands)
Balance outstanding at year end	$18,106	$15,701
Average daily balance during the year	$22,581	$19,452
Average interest rate during the year	1.02%	0.12%
Maximum month-end balance during the year	$28,114	$26,653
Weighted-average interest rate at year end	3.04%	0.12%

Schedule of repurchase agreements

The following table presents the Company’s repurchase agreements accounted for as secured borrowings:

Remaining Contractual Maturity of the Agreement

(In thousands)

	Overnight and			Greater than 90
December 31, 2022	Continuous	Up to 30 Days	30‑90 Days	Days	Total
Repurchase Agreements
State and municipal obligations	$18,106	$—	$—	$—	$18,106
Total	$18,106	$—	$—	$—	$18,106

	Overnight and			Greater than 90
December 31, 2021	Continuous	Up to 30 Days	30‑90 Days	Days	Total
Repurchase Agreements
U.S government agencies	$15,701	$—	$—	$—	$15,701
Total	$15,701	$—	$—	$—	$15,701